SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	December 31, 2022	December 31, 2021	December 31, 2020

Cash paid during the period for:
Interest	$-	$-	$-
Income taxes	$581,263	$288,192	$94,992

The company paid $581,263 (December 31, 2021 - $288,192, December 31, 2020 - $94,992) related to income tax in the period and accrued a further $800,000 (December 31, 2021 - $720,000, December 31, 2020 - $200,000) for expected income tax payments related to activities in Ghana. There were no other significant non-cash transactions during the years ended December 31, 2022, 2021, or 2020.